UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: July 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 12 , 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $184,054 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      312     6667 SH       Sole                                       6667
Apple Computer                 COM              037833100     2088     8301 SH       Sole                                       8301
Automatic Data Processing Inc  COM              053015103     5097   126614 SH       Sole                                     126614
Canon Inc. ADR                 COM              138006309     5783   154996 SH       Sole                                     154996
Chevron Corp                   COM              166764100      125     1842 SH       Sole                                       1842
Cisco Systems                  COM              17275R102     2943   138085 SH       Sole                                     138085
Coca Cola Co Com               COM              191216100     6175   123201 SH       Sole                                     123201
Donaldson Inc                  COM              257651109     9072   212709 SH       Sole                                     212709
Dorchester Minerals LP Com Uni COM              25820R105     1354    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108     5747   137524 SH       Sole                                     137524
Echelon                        COM              27874n105      425    58000 SH       Sole                                      58000
Ecolab Inc                     COM              278865100     5108   113735 SH       Sole                                     113735
Emerson Electric Co            COM              291011104     6283   143816 SH       Sole                                     143816
Exxon Mobil Corp     Com       COM              30231g102     2522    44184 SH       Sole                                      44184
FedEx Corp                     COM              31428x106     4443    63373 SH       Sole                                      63373
Illinois Tool Works            COM              452308109     5698   138030 SH       Sole                                     138030
Intel Corp                     COM              458140100     3059   157250 SH       Sole                                     157250
Johnson & Johnson              COM              478160104     6454   109283 SH       Sole                                     109283
Luminex Corp Com               COM              55027E102      872    53753 SH       Sole                                      53753
Microsoft Corp                 COM              594918104     3827   166331 SH       Sole                                     166331
Molex Inc.                     COM              608554101     4453   244132 SH       Sole                                     244132
National Instr Corp            COM              636518102     3297   103750 SH       Sole                                     103750
Nokia                          COM              654902204     1314   161192 SH       Sole                                     161192
Nordson Corp                   COM              655663102     6849   122136 SH       Sole                                     122136
Novartis ADR                   COM              66987V109     5285   109373 SH       Sole                                     109373
Paccar                         COM              693718108     3422    85825 SH       Sole                                      85825
PepsiCo Inc                    COM              713448108     5119    83989 SH       Sole                                      83989
Permian Basin Rty Tr Unit Ben  COM              714236106     1219    66666 SH       Sole                                      66666
Procter & Gamble               COM              742718109     8591   143237 SH       Sole                                     143237
Sabine Royalty Trust UBI       COM              785688102     5814   123332 SH       Sole                                     123332
San Juan Basin Royalty Trust   COM              798241105    24785  1015368 SH       Sole                                    1015368
Schlumberger Ltd               COM              806857108     6127   110708 SH       Sole                                     110708
Sigma Aldrich                  COM              826552101     7209   144674 SH       Sole                                     144674
Spdr Gold Trust Gold Shs       COM              78463v107      231     1895 SH       Sole                                       1895
Sysco Corp                     COM              871829107     5450   190743 SH       Sole                                     190743
Telefonica de Espana           COM              879382208      755    13593 SH       Sole                                      13593
United Parcel Svc Cl B         COM              911312106     4629    81369 SH       Sole                                      81369
W.W. Grainger                  COM              384802104     7644    76861 SH       Sole                                      76861
Wal-Mart Stores                COM              931142103     4475    93099 SH       Sole                                      93099
REPORT SUMMARY		       39 DATA RECORDS		     184054         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

